Document and Entity Information	Aug. 18, 2025
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Aug. 18, 2025
Entity Registrant Name	VIPER ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	333-288431
Entity Tax Identification Number	39-2596878
Entity Address Address Line 1	500 West Texas Ave.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Midland
Entity Address State Or Province	TX
Entity Address Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Entity Information Former Legal Or Registered Name	New Cobra Pubco, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.000001 per share
Trading Symbol	VNOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002074176